Annual Operating Expenses {- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom 2065 Fund - Class K6	Jul. 15, 2022
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.50%	[1]

[1]	(a)Adjusted to reflect current fees.
[2]	(b)For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.